Employee Benefit Expenses - Summary of Employee Benefit Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employee Benefit Expenses [abstract]
Wages and salaries	₺ 26,106,217	₺ 19,977,254	₺ 13,992,302
Defined benefit plans	374,072	442,776	200,457
Defined contribution plans	95,366	109,007	152,990
Employee benefit expenses	₺ 26,575,655	₺ 20,529,037	₺ 14,345,749